PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	¥ 2,891,179	¥ 2,360,193	¥ 1,930,911
Net income/(loss) for the year	78,897	70,418	59,444
Total comprehensive income/(loss)	72,273	66,042	65,777
Comprehensive income/(loss) attributable to non-controlling interests	18,273	18,279	12,053
Marketing Company
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,443,698	1,221,530	1,050,294
Net income/(loss) for the year	22,046	27,520	26,461
Total comprehensive income/(loss)	22,589	26,986	27,385
Comprehensive income/(loss) attributable to non-controlling interests	7,794	9,033	9,028
Dividends paid to non-controlling interests	3,964	9,544	4,932
SIPL
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	5,037	6,136	4,016
Net income/(loss) for the year	3,272	1,075	(4,604)
Total comprehensive income/(loss)	4,536	396	(2,481)
Comprehensive income/(loss) attributable to non-controlling interests	2,737	(38)	(3,279)
Shanghai Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	107,689	91,962	77,843
Net income/(loss) for the year	5,336	6,154	5,981
Total comprehensive income/(loss)	5,336	6,153	6,000
Comprehensive income/(loss) attributable to non-controlling interests	2,645	3,052	2,964
Dividends paid to non-controlling interests	1,616	1,344	563
Fujian Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	5,261	6,068	4,968
Net income/(loss) for the year	1,576	2,726	2,513
Total comprehensive income/(loss)	1,576	2,726	2,513
Comprehensive income/(loss) attributable to non-controlling interests	788	1,363	1,256
Dividends paid to non-controlling interests	600	625
Sinopec Kantons
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,398	1,498	1,512
Net income/(loss) for the year	1,065	1,046	860
Total comprehensive income/(loss)	1,067	1,146	879
Comprehensive income/(loss) attributable to non-controlling interests	399	433	349
Dividends paid to non-controlling interests	104	70	51
Shanghai SECCO
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	26,320	5,222
Net income/(loss) for the year	3,099	726
Total comprehensive income/(loss)	3,099	726
Comprehensive income/(loss) attributable to non-controlling interests	1,004	235
Dividends paid to non-controlling interests	1,191
Zhonghan Wuhan
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	17,134	16,139	11,703
Net income/(loss) for the year	1,879	2,730	1,558
Total comprehensive income/(loss)	1,879	2,730	1,558
Comprehensive income/(loss) attributable to non-controlling interests	¥ 658	¥ 956	¥ 545